Short-term debt (10-K) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Apr. 25, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 31, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 28, 2012 Unsecured Bridge Promissory Note [Member]	Feb. 27, 2012 Unsecured Bridge Promissory Note [Member]	Jan. 17, 2012 Unsecured Bridge Promissory Note [Member]	Oct. 10, 2011 Unsecured Bridge Promissory Note [Member]
Short-term Debt [Line Items]
Promissory note principle amount								$ 1,712,000	$ 1,712,000		$ 1,712,000	$ 1,050,000	$ 1,050,000	$ 300,000	$ 750,000	$ 350,000	$ 200,000	$ 200,000
Maturity date							Oct. 10, 2012		Oct. 10, 2012	Oct. 10, 2012
Interest rate of promissory note (in hundredths)								8.00%	8.00%		8.00%	8.00%	8.00%						8.00%
Common stock issuance (Note 12)			6,395,000		2,800,000
Common stock issuance (Note 12) (in shares)					4,496,429
Interest expense	$ (22,000)	$ 16,000	$ 18,000	$ 31,000	$ 90,000	$ 4,018,000		$ 34,000	$ (34,000)	$ 30		$ 13,000	$ 18,000